Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Peru ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 30.8%
Banco BBVA Peru SA	3,253,226	$2,528,193
Banco de Credito del Peru	35,216	45,202
Credicorp Ltd.	138,141	19,038,593
Intercorp Financial Services Inc.	143,922	3,687,282

		25,299,270

Construction & Engineering — 2.4%
Grana y Montero SAA(a)	4,495,179	1,962,560

Construction Materials — 5.1%
Cementos Pacasmayo SAA	1,597,094	2,208,050
Union Andina de Cementos SAA	4,938,311	2,012,293

		4,220,343

Electric Utilities — 6.5%
Enel Distribucion Peru SAA	1,130,905	1,698,481
Luz del Sur SAA	467,436	3,605,394

		5,303,875

Food & Staples Retailing — 4.3%
InRetail Peru Corp.(b)	116,161	3,567,304

Food Products — 4.9%
Alicorp SAA	1,621,571	3,681,420
Casa Grande SAA	453,570	382,849

		4,064,269

Metals & Mining — 37.4%
Cia. de Minas Buenaventura SAA, ADR	841,506	6,605,822
Corp. Aceros Arequipa SA, NVS	2,072,036	434,225
Hochschild Mining PLC	1,531,966	3,791,728
Pan American Silver Corp.	86,229	2,525,982
Sociedad Minera Cerro Verde SAA	111,168	1,733,109
Southern Copper Corp.	323,740	11,751,762
Volcan Cia. Minera SAA, Class B, NVS(a)	18,389,795	1,777,050
Wheaton Precious Metals Corp.	49,704	2,133,151

		30,752,829

Security	Shares	Value

Multiline Retail — 2.0%
Falabella SA	691,684	$1,602,075

Oil, Gas & Consumable Fuels — 1.1%
PetroTal Corp.	5,601,315	709,803
Refineria La Pampilla SAA Relapasa(a)	9,673,962	163,312

		873,115

Real Estate Management & Development — 2.2%
Parque Arauco SA	1,081,754	1,813,671

Trading Companies & Distributors — 3.0%
Ferreycorp SAA	5,978,197	2,505,633

Total Common Stocks — 99.7% (Cost: $144,492,707)		81,964,944

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	210,000	210,000

Total Short-Term Investments — 0.3% (Cost: $210,000)		210,000

Total Investments in Securities — 100.0% (Cost: $144,702,707)		82,174,944

Other Assets, Less Liabilities — 0.0%		4,509

Net Assets — 100.0%		$82,179,453

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	210,000	210,000	$210,000	$1,667	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	5	06/19/20	$233	$6,864

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Peru ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$81,964,944	$—	$—	$81,964,944
Money Market Funds	210,000	—	—	210,000

	$82,174,944	$—	$—	$82,174,944

Derivative financial instruments(a)
Assets
Futures Contracts	$6,864	$—	$—	$6,864

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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